Loan-to-Value Analysis of Commercial Properties (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 9,755,965	$ 8,900,316	$ 7,279,466
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 9,715,469	$ 8,825,418	$ 7,217,169
Mortgage loan, loan to value percentage	100.00%	100.00%	100.00%
Mortgage Receivable | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,730,772	$ 3,562,574	$ 2,439,554
Mortgage loan, loan to value percentage	38.40%	40.40%	33.90%
Mortgage Receivable | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,156,400	$ 2,650,959	$ 1,849,502
Mortgage loan, loan to value percentage	32.60%	30.00%	25.60%
Mortgage Receivable | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 2,083,167	$ 2,098,581	$ 2,072,965
Mortgage loan, loan to value percentage	21.50%	23.80%	28.70%
Mortgage Receivable | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 487,596	$ 317,950	$ 599,743
Mortgage loan, loan to value percentage	5.00%	3.60%	8.30%
Mortgage Receivable | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 187,534	$ 182,112	$ 209,957
Mortgage loan, loan to value percentage	1.80%	2.00%	2.90%
Mortgage Receivable | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 70,000	$ 13,242	$ 13,426
Mortgage loan, loan to value percentage	0.70%	0.20%	0.20%
Mortgage Receivable | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial			$ 32,022
Mortgage loan, loan to value percentage			0.40%